UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2015 to September 30, 2015

Item 1:   Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (1.7%)
$2,500	BNP Paribas, Commodity Index Linked Senior Unsecured Notes[1,2]	(A+, A1)	12/12/16	0.134	$2,507,538
1,100	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(BBB+, A3)	10/14/16	0.069	918,500
1,700	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(BBB+, A3)	11/17/16	0.076	1,514,190
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $5,300,000)					4,940,228

UNITED STATES AGENCY OBLIGATIONS (72.3%)
3,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/20/16	0.280	3,502,062
4,050	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/27/16	0.280	4,052,381
3,750	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/07/16	0.300	3,752,625
1,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/22/16	0.186	1,000,200
3,300	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/30/16	0.230	3,299,182
5,700	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/29/17	0.214	5,702,970
4,300	Federal Farm Credit Banks[1]	(AA+, Aaa)	05/30/17	0.400	4,295,648
4,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	09/18/17	0.320	4,499,838
7,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/08/17	0.234	7,003,969
4,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/02/18	0.249	4,503,978
4,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/05/18	0.244	4,002,604
4,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.226	3,998,552
3,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.231	3,001,494
11,075	Federal Farm Credit Banks[1]	(AA+, Aaa)	04/16/18	0.259	11,078,909
3,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/01/18	0.290	2,992,455
7,800	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/08/18	0.254	7,807,543
4,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	08/20/18	0.278	4,000,512
4,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/12/19	0.334	4,006,948
5,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	10/22/15	0.100	4,999,708
3,300	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	10/22/15	0.120	3,299,769
5,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	11/16/15	0.120	4,999,233
5,200	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/22/16	0.228	5,198,040
6,300	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/26/16	0.238	6,297,543
4,600	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	04/28/16	0.280	4,594,098
1,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/20/16	0.293	998,518
1,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	06/03/16	0.310	1,497,489
4,000	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	4,002,916
4,000	Federal Home Loan Banks	(AA+, Aaa)	02/22/16	0.340	4,001,628
1,000	Federal Home Loan Banks	(AA+, Aaa)	04/15/16	0.310	1,000,509
2,900	Federal Home Loan Banks	(AA+, Aaa)	06/17/16	0.400	2,899,742
3,000	Federal Home Loan Banks[1]	(AA+, Aaa)	11/07/16	0.310	3,002,427
2,000	Federal Home Loan Banks	(AA+, Aaa)	12/18/17	1.100	2,003,136
1,300	Federal Home Loan Banks	(AA+, Aaa)	05/25/18	1.200	1,303,897
2,000	Federal Home Loan Banks	(AA+, Aaa)	09/28/18	1.140	1,999,546
1,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	12/12/16	0.196	1,000,194
3,900	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/12/17	0.211	3,901,424
6,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/13/17	0.211	6,002,880
3,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/18/17	1.000	3,003,066
4,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/16/17	1.020	4,001,332
2,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	2,704,085
1,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	11/03/15	0.168	999,845
6,500	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	11/04/15	0.169	6,498,964
1,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	11/04/15	0.174	999,836
6,450	Federal National Mortgage Association[1]	(AA+, Aaa)	08/12/16	0.229	6,453,141
6,000	Federal National Mortgage Association[1]	(AA+, Aaa)	08/15/16	0.227	6,002,946
7,000	Federal National Mortgage Association[1]	(AA+, Aaa)	01/26/17	0.209	7,003,227
7,300	Federal National Mortgage Association[1]	(AA+, Aaa)	09/08/17	0.209	7,301,037
6,500	Federal National Mortgage Association	(AA+, Aaa)	10/17/17	1.020	6,502,639
5,200	Federal National Mortgage Association	(AA+, Aaa)	04/27/18	1.625	5,239,177
2,400	Federal National Mortgage Association	(AA+, Aaa)	04/30/18	1.100	2,401,726
1,000	Federal National Mortgage Association Discount Notes	(AA+, Aaa)	02/01/16	0.199	999,450
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $205,533,542)					205,615,038

UNITED STATES TREASURY OBLIGATIONS (19.3%)
2,500	United States Treasury Floating Rate Notes[1,4]	(AA+, Aaa)	01/31/16	0.060	2,500,020
10,500	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	04/30/16	0.084	10,501,333
4,500	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	07/31/16	0.085	4,500,572
4,500	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	10/31/16	0.068	4,498,911

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS
$3,000	United States Treasury Floating Rate Notes[1]	(AA+, Aaa)	07/31/17	0.092	$2,997,189
3,800	United States Treasury Notes	(AA+, Aaa)	01/31/16	0.375	3,804,009
1,000	United States Treasury Notes	(AA+, Aaa)	02/29/16	2.625	1,010,381
1,400	United States Treasury Notes	(AA+, Aaa)	03/31/16	0.375	1,401,576
7,000	United States Treasury Notes	(AA+, Aaa)	05/31/16	1.750	7,070,595
6,200	United States Treasury Notes	(AA+, Aaa)	08/15/16	0.625	6,215,258
4,000	United States Treasury Notes	(AA+, Aaa)	09/30/17	0.625	3,998,540
3,800	United States Treasury Notes	(AA+, Aaa)	01/15/18	0.875	3,810,910
2,500	United States Treasury Notes	(AA+, Aaa)	04/15/18	0.750	2,496,273
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $54,782,382)					54,805,567

SHORT-TERM INVESTMENT (3.2%)

$8,976	State Street Bank and Trust Co. Euro Time Deposit (Cost $8,975,659)		10/01/15	0.010	8,975,659

TOTAL INVESTMENTS AT VALUE (96.5%) (Cost $274,591,583)					274,336,492

OTHER ASSETS IN EXCESS OF LIABILITIES (3.5%)					9,969,344

NET ASSETS (100.0%)					$284,305,836

†	Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
[1]	Variable rate obligations — The interest rate is the rate as of September 30, 2015.
[2]	Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.
[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $2,432,690 or 0.9% of net assets.

[4]	At September 30, 2015, $2,500,020 in the value of this security has been pledged, to cover initial margin requirements for open futures contracts.
[5]	At September 30, 2015, $6,314,135 in the value of these securities have been pledged, as collateral for open swap contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Energy
	USD	Apr 2016	34	$913,920	$(37,337)
Contract to Sell
Energy
	USD	Mar 2016	(34)	(956,760)	$41,429
Net unrealized appreciation (depreciation)					$4,092

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$12,597,095	10/28/15	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	$72,068
USD	$24,885,834	10/28/15	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	154,950

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$1,913,043	10/28/15	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	$10,655
USD	$14,446,585	10/28/15	CIBC	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	80,453
USD	$12,940,497	10/28/15	CIBC	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	73,948
USD	$4,858,176	10/28/15	Citigroup	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	27,060
USD	$33,807,765	10/28/15	Citigroup	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	193,193
USD	$8,893,277	10/28/15	JPMorgan Chase	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	49,526
USD	$8,948,497	10/28/15	JPMorgan Chase	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	51,141
USD	$2,191,640	10/28/15	Macquarie	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	12,205
USD	$22,374,591	10/28/15	Macquarie	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	136,734
USD	$18,450,205	10/28/15	Morgan Stanley	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	102,749
USD	$19,854,321	10/28/15	Morgan Stanley	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	113,457
USD	$22,713,691	10/28/15	Societe Generale	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	129,796
USD	$9,304,631	10/28/15	Societe Generale	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	49,527
USD	$19,112,515	10/28/15	Societe Generale	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	106,437
USD	$18,534,941	10/28/15	UBS	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	103,221
USD	$10,546,561	10/28/15	UBS	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	60,268
						$1,527,388

[1]	The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$4,940,228	$—	$4,940,228
United States Agency Obligations	—	205,615,038	—	205,615,038
United States Treasury Obligations	—	54,805,567	—	54,805,567
Short-term Investments	—	8,975,659	—	8,975,659
	$—	$274,336,492	$—	$274,336,492
Other Financial Instruments*
Futures Contracts	$41,429	$—	$—	$41,429
Swap Contracts	—	1,527,388	—	1,527,388

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$37,337	$—	$—	$37,337

*        Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

The Portfolio follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Portfolio to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended September 30, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	November 13, 2015

/s/Rocco DelGuercio
Name:	Rocco DelGuercio
Title:	Chief Financial Officer and Treasurer
Date:	November 13, 2015